Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)
July 31, 2023

Principal Amount		Value
Municipal Notes 156.3%
American Samoa 0.9%
$500,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	$520,343
California 5.7%
250,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	25,000 (a)(b)
345,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	206,997 (a)(b)
3,115,000	Corona-Norca Unified School District General Obligation Capital Appreciation (Election 2006), Series 2009-C, (AGM Insured), 0.00%, due 8/1/2024	3,007,253
		3,239,250
Guam 4.3%
500,000	Antonio B Won Pat International Airport Authority Revenue Refunding, Series 2023-A, 5.38%, due 10/1/2043	492,245
200,000	Guam Government Business Privilege Tax Revenue Refunding, Series 2021-F, 4.00%, due 1/1/2036	191,344
650,000	Guam Government Hotel Occupancy Tax Revenue, Series 2021-A, 5.00%, due 11/1/2035	677,326
1,035,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2036	1,094,825
		2,455,740
Kansas 0.9%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
165,000	Series 2019, 3.60%, due 6/1/2030	156,250
420,000	Series 2021, 3.50%, due 6/1/2034	371,341
		527,591
Louisiana 0.9%
500,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	501,675
New York 129.4%
	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	383,630
375,000	Series 2014-A, 5.00%, due 12/1/2028	378,722
270,000	Series 2014-A, 5.00%, due 12/1/2029	272,742
750,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 1/1/2047	550,116
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017, 5.00%, due 8/1/2047	456,971
1,325,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,354,616
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	506,533
500,000	Series 2015, 5.00%, due 11/15/2028	505,340
	Build NYC Resource Corp. Refunding Revenue (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	272,910
225,000	Series 2014-A, 5.00%, due 6/1/2029	227,223
500,000	Build NYC Resource Corp. Refunding Revenue (Methodist Hospital Project), Series 2014, 5.00%, due 7/1/2029 Pre-Refunded 7/1/2024	507,247
1,250,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	1,040,505
	Build NYC Resource Corp. Refunding Revenue (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	158,766
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$125,000	Series 2015, 5.00%, due 6/1/2027	$127,836
195,000	Series 2015, 5.00%, due 6/1/2028	199,043
220,000	Series 2015, 5.00%, due 6/1/2029	224,093
325,000	Series 2015, 5.00%, due 6/1/2030	330,528
565,000	Build NYC Resource Corp. Revenue, Series 2014, 5.00%, due 11/1/2024	553,302
750,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	683,788 (a)
575,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	531,704 (a)
450,000	Build NYC Resource Corp. Revenue (New World Preparatory Charter School Project), Series 2021-A, 4.00%, due 6/15/2056	319,976 (a)
750,000	Build NYC Resource Corp. Revenue (Shefa School Project), Series 2021-A, 5.00%, due 6/15/2051	640,042 (a)
100,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	100,459 (a)
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	201,110
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	275,508
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
405,000	Series 2018, 5.00%, due 7/1/2031	422,517
425,000	Series 2018, 5.00%, due 7/1/2032	442,515
450,000	Series 2018, 5.00%, due 7/1/2033	467,759
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,553,099
2,000,000	Series 2020-D-3, 4.00%, due 11/15/2049	1,851,950
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM Insured), 5.00%, due 1/15/2029	302,775
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2024	500,701
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,731
250,000	Series 2013-A, 4.00%, due 10/1/2026	248,110
210,000	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College), Series 2012-A, 5.00%, due 6/1/2025	210,202
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,013,350
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,860,211
1,375,000	New York City Industrial Development Agency Revenue (Queens Ballpark Co. LLC), Series 2021-A, (AGM Insured), 3.00%, due 1/1/2046	1,047,863
2,000,000	New York City Industrial Development Agency Revenue (Yankee Stadium Project), Series 2020-A, (AGM Insured), 3.00%, due 3/1/2049	1,493,372
825,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 4.18%, due 6/15/2033	825,000 (c)
2,400,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: Barclays Bank PLC), Subseries 2014-BB-4, 4.48%, due 6/15/2050	2,400,000 (c)
750,000	New York City Trust for Cultural Resource Refunding Revenue (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00%, due 12/1/2035	784,124
	New York General Obligation
400,000	(LOC: Barclays Bank PLC), Series 2017-B-5, 4.48%, due 10/1/2046	400,000 (c)
800,000	(LOC: State Street Bank & Trust Co.), Series 2022-D-3, 4.55%, due 5/1/2052	800,000 (c)
1,000,000	Series 2012-3, 4.18%, due 4/1/2042	1,000,000 (c)
500,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Series 2014, 5.38%, due 11/15/2040	500,663 (a)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,286,126
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$750,000	New York Liberty Development Corp. Revenue Refunding (Bank of America Tower at One Bryant Park Project), Series 2019, Class 3, 2.80%, due 9/15/2069	$680,165
1,450,000	New York State Dormitory Authority Revenue, Series 2018-A, 5.00%, due 7/1/2048	1,525,438
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,284
	New York State Dormitory Authority Revenue Non State Supported Debt (Touro College & University System Obligated Group)
460,000	Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	463,184
470,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	473,253
200,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	201,384
275,000	Series 2014-A, 4.13%, due 1/1/2029 Pre-Refunded 7/1/2024	277,210
615,000	New York State Dormitory Authority Revenue Non State Supported Debt (Vaughn College of Aeronautics & Technology), Series 2016, 5.00%, due 12/1/2026	610,218 (a)
400,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Garnet Health Medical Center), Series 2017, 5.00%, due 12/1/2035	400,447 (a)
1,500,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Montefiore Obligation Group), Series 2018-A, 5.00%, due 8/1/2035	1,508,653
	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Orange Regional Medical Center)
200,000	Series 2017, 5.00%, due 12/1/2036	200,099 (a)
400,000	Series 2017, 5.00%, due 12/1/2037	395,297 (a)
	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project)
500,000	Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	442,384 (a)
500,000	Series 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	480,666
660,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	641,823
830,000	New York State Housing Finance Agency Revenue Refunding (Affordable Housing), Series 2020-H, 2.45%, due 11/1/2044	564,210
1,045,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	1,031,795
2,000,000	New York State Transportation Development Corp. Facility Revenue (Empire State Thruway Service Areas Project), Series 2021, 4.00%, due 4/30/2053	1,694,568
1,500,000	New York State Transportation Development Corp. Special Facility Refunding Revenue (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,501,605
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	2,068,338
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,054,895
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	93,719
400,000	Series 2020-C, 4.00%, due 12/1/2042	383,875
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	878,060 (a)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	391,544
350,000	Series 2019-A, 5.00%, due 4/1/2038	364,049
350,000	Series 2019-A, 5.00%, due 4/1/2039	362,242
	Oneida County Local Development Corp. Revenue Refunding (Mohawk Valley Health Systems Project)
1,250,000	Series 2019-A, (AGM Insured), 3.00%, due 12/1/2044	967,114
2,000,000	Series 2019-A, (AGM Insured), 4.00%, due 12/1/2049	1,797,558
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	$517,014
1,980,000	Suffolk County Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building), Series 2013, 5.00%, due 11/1/2025	1,985,134
1,640,000	Suffolk Tobacco Asset Securitization Corp. Refunding (Tobacco Settle Asset Backed Subordinated Bonds), Series 2021-B1, 4.00%, due 6/1/2050	1,600,909
35,000	Triborough Bridge & Tunnel Authority Special Obligation, Series 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/2024	35,185
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	607,088
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,053,112
3,000,000	Utility Debt Securitization Authority Revenue, Series 2013-TE, 5.00%, due 12/15/2028	3,018,648
	Westchester County Local Development Corp. Refunding Revenue (Westchester Medical Center)
825,000	Series 2016, 5.00%, due 11/1/2030	830,952
1,000,000	Series 2016, 3.75%, due 11/1/2037	838,962
1,000,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	780,621 (a)
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	938,994
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	914,093 (a)
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	593,723
2,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, 5.00%, due 5/1/2047	2,154,754
		73,817,044
Ohio 0.3%
230,000	Southern Ohio Port Exempt Facility Authority Revenue, (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	171,575 (a)
Puerto Rico 9.7%
750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	624,111
5,017,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	4,882,863
		5,506,974
South Carolina 0.4%
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	224,289 (a)
Texas 0.6%
393,043	Mission Economic Development Corp. Water Supply Revenue (Green Bond-Environmental Water Minerals Project), Series 2015, 7.75%, due 1/1/2045	7,861 (a)(b)
325,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Bridgemoor Plano Project), Series 2018-A, 7.25%, due 12/1/2053	339,625 (b)
		347,486
Virgin Islands 1.7%
1,000,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	996,639
Wisconsin 1.5%
300,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	253,879 (a)
See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	$600,760 (a)
		854,639
Total Investments 156.3% (Cost $95,791,643)		89,163,245
Other Assets Less Liabilities 7.7%		4,369,894
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (64.0%)		(36,500,000)
Net Assets Applicable to Common Stockholders 100.0%		$57,033,139

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $8,888,212, which represents 15.6% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2023.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$89,163,245	$—	$89,163,245
Total Investments	$—	$89,163,245	$—	$89,163,245

#	The Schedule of Investments provides a categorization by state/territory.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2023
Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman New York Municipal Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.